As filed with the Securities and Exchange Commission on February 27, 2003

                                                              File No. 033-06793
                                                                       811-04721
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 23                                          |X|
                                ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 1                                                          |X|
                 ---
                        (Check appropriate box or boxes.)

                             ----------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                             Richard J. Wirth, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

                 It is proposed that this filing will become effective
                 (check appropriate box)
                 [ ] immediately upon filing pursuant to paragraph (b) of
                     Rule 485
                 [ ] on ___________ pursuant to paragraph (b) of Rule 485
                 [ ] 60 days after filing pursuant to paragraph (a)(1) of
                     Rule 485
                 |X| on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
                        -----------
                 If appropriate, check the following box:
                 [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                              THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) is a single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:
THE PHOENIX EDGE SERIES FUND
----------------------------
 [diamond] Phoenix-Aberdeen International Series
 [diamond] Phoenix-AIM Mid-Cap Equity Series
 [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
 [diamond] Phoenix-Alliance/Bernstein Growth + Value Series
 [diamond] Phoenix-Duff & Phelps Real Estate Securities Series
 [diamond] Phoenix-Engemann Capital Growth Series
 [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series
 [diamond] Phoenix-Goodwin Money Market Series
 [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
 [diamond] Phoenix-Hollister Value Equity Series
 [diamond] Phoenix-Janus Flexible Income Series
 [diamond] Phoenix-Kayne Large-Cap Core Series
 [diamond] Phoenix-Kayne Small-Cap Quality Value Series
 [diamond] Phoenix-Lazard International Equity Select Series
 [diamond] Phoenix-Lazard Small-Cap Value Series
 [diamond] Phoenix-Lazard U.S. Multi-Cap Series
 [diamond] Phoenix-Lord Abbett Bond-Debenture Series
 [diamond] Phoenix-Lord Abbett Large-Cap Value Series
 [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
 [diamond] Phoenix-MFS Investors Growth Stock Series
 [diamond] Phoenix-MFS Investors Trust Series
 [diamond] Phoenix-MFS Value Series
 [diamond] Phoenix-Northern Dow 30 Series
 [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
 [diamond] Phoenix-Oakhurst Growth and Income Series
 [diamond] Phoenix-Oakhurst Strategic Allocation Series
 [diamond] Phoenix-Sanford Bernstein Global Value Series
 [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
 [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
 [diamond] Phoenix-Seneca Mid-Cap Growth Series
 [diamond] Phoenix-Seneca Strategic Theme Series
 [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
 [diamond] AIM V.I. Capital Appreciation Fund
 [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
 [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
 [diamond] Federated Fund for U.S. Government Securities II
 [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
 [diamond] VIP Contrafund(R) PortfoliO
 [diamond] VIP Growth Opportunities Portfolio
 [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
 [diamond] Mutual Shares Securities Fund
 [diamond] Templeton Developing Markets Securities Fund
 [diamond] Templeton Foreign Securities Fund
 [diamond] Templeton Global Asset Allocation Fund
 [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
 [diamond] Scudder VIT EAFE(R) Equity Index Fund
 [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
 [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
 [diamond] Wanger Foreign Forty
 [diamond] Wanger International Small Cap
 [diamond] Wanger Twenty
 [diamond] Wanger U.S. Smaller Companies


--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                              PO Box 8027
                                                                              Boston, MA 02266-8027

                                                                  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                              800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

               Read and keep this prospectus for future reference.

                     TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating Expenses.     5
   Minimum and Maximum Fund Operating Expenses........     6
PHOENIX LIFE INSURANCE COMPANY .......................     7
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................     7
   Performance History ...............................     7
VOTING RIGHTS ........................................     7
   The Guaranteed Interest Account ...................     7
CHARGES AND DEDUCTIONS................................     8
   General ...........................................     8
   Periodic Charges ..................................     8
   Mortality and Expense Risk Charge .................     8
   Conditional Charges ...............................     9
   Transfer Charge ...................................     9
   Other Tax Charges .................................     9
THE POLICY ...........................................     9
   Contract Rights: Owner, Insured, Beneficiary ......     9
   Contract Limitations...............................     9
   Purchasing a Policy................................     9
GENERAL ..............................................    10
   Postponement of Payments ..........................    11
   Optional Insurance Benefits .......................    11
PAYMENT OF PROCEEDS ..................................    11
   Surrender and Death Benefit Proceeds ..............    11
   Death Benefit .....................................    11
   Payment Options ...................................    11
   Surrenders.........................................    12
   Transfer of Policy Value...........................    12
   Policy Loans.......................................    13
   Lapse..............................................    14
FEDERAL INCOME TAX CONSIDERATIONS ....................    14
   Modified Endowment Contracts ......................    14
FINANCIAL STATEMENTS..................................    15
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Annual Fund Expenses...............................   A-1
   Investment Type....................................   A-3
   Advisors...........................................   A-4
   Subadvisors........................................   A-5

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) is a single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy's death benefit is equal to the target face amount during the first month, and varies based on investment performance thereafter.

You may elect the Minimum Face Amount Rider with this policy. When you elect this Rider, the minimum face amount becomes the minimum death benefit beginning in the second policy month.

LOANS AND SURRENDERS
Generally, you may take loans against 75% of your policy's cash surrender value during the first 3 policy years, and up to 90% of your policy's cash surrender value thereafter.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it. Therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. A sales charge, premium tax charges and an issue administration fee are assessed at issue and deducted over the first 10 policy years and all unpaid charges will be due upon surrender. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to surrender it for its policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, your ability to make additional premium payments beyond the initial payment is limited.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals or loans, and also if you pledge or assign the policy,

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

If you elect the Minimum Face Amount Rider it may result in higher cost of insurance deductions, depending on the minimum face amount and investment performance. Electing the Rider could therefore have a negative impact on policy value and increase the risk of policy lapse. Withdrawals, loans and associated loan interest can also negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                                       TRANSACTION FEES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SALES LOAD                       On policy date and monthly   1% of initial single premium, 1/120th deducted monthly, as part of
                                 on Monthly Calculation Day   acquisition expense
                                 for first ten policy years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On policy date and monthly   5.5% of initial single premium, 1/120th deducted monthly, as part of
                                 on Monthly Calculation Day   acquisition expense
                                 for first ten policy years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM TAX                      On policy date and monthly   Varies from 0.80% to 3.50% depending on state of issue, 1/120th
                                 on Monthly Calculation Day   deducted monthly, as part of acquisition expense
                                 for first ten policy years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE                 Upon Full Surrender.         There is no surrender charge. Surrender cash value on date of
                                 Charge does not apply to a   surrender is policy value less any unpaid acquisition expense and
                                 policy lapse.                any debt
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A proportionate fraction of any balance of unpaid acquisition
                                 a reduction In the policy    expense.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                2% of the surrender amount, up to a maximum of $25.00
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon loan and thereafter                           8% annual effective rate
                                 as long as a policy loan
                                 is outstanding
-------------------------------- ---------------------------- ----------------------------------------------------------------------


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly
                                 on Monthly Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                 We currently charge $0.0518- $24.8459 per $1,000 of net amount at risk(3) per month. The maximum we will ever charge at any time in the future is $24.8459 per $1,000 of net amount at risk(3) per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male, age 45,                                 For the first policy year we would charge $0.1359 per $1,000 of net
  in the nonsmoker premium                                    amount at risk(3) per month. We will increase this charge as he ages class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Deducted daily               Annualized Mortality and Expense Risk Charge as percentage of Policy
CHARGE(2)                                                     Value: 0.50%
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges may vary based upon the insured's age, sex, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy, and more detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the insured's age, premium class, and face amount.

(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(3) The net amount at risk is the difference between the death benefit and the policy's surrender value.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                       Minimum        Maximum

Total Annual Fund Operating Expenses(1)                 0.31%     -    4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1)We have provided the total and net fund operating expenses in Appendix A.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Every business day we deduct a charge from amounts allocated to the Account at an annualized rate of 0.50%. We do not deduct a Mortality and Expense Risk Charge from policy value in the Guaranteed Interest Account, for either the loaned or non-loaned portion.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans as illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

          ------------------------- --------------------------------
          LOAN INTEREST RATE        RATE WE CREDIT THE LOANED
          CHARGED                   PORTION OF THE GUARANTEED
                                    INTEREST ACCOUNT
          ------------------------- --------------------------------
                   8%                          7.25%
          ------------------------- --------------------------------

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond] ACQUISITION EXPENSE. We assess a charge from the issue premium, and deduct a pro rata portion each month over the first 10 policy years. We will deduct any unpaid Acquisition Expense from the policy value if you surrender the policy before this expense is fully paid. The charge consists of 3 components:

          1) A Sales Charge of 1.0% of the premium paid designed to compensate Phoenix for the distribution expenses we incur in issuing the policy, such as, sales commissions, sales materials and advertising costs.
          2) A Premium Tax Charge of between 0.80% and 3.50%, depending on your state of residence, of the premium designed to pay the premium taxes assessed by various states, counties and municipalities.
          3) An Administration Charge of 5.5% of the premium paid designed to compensate Phoenix for the underwriting and start-up expenses associated with issuing a policy.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) policy has one rider available. This option is available only if approved in your state.

          o Minimum Face Amount Rider. If you elect this rider, you will designate a "Minimum Face Amount" which cannot be greater than the target face amount at issue. The minimum face amount will become the minimum death benefit we will pay after the first policy month. This rider may increase the cost of insurance charge we deduct since it may increase the amount we have at risk for the policy.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL SURRENDER FEE. If you withdraw part of your policy's value, we will deduct an additional charge of 2% of the withdrawal amount from your policy value, up to a maximum of $25.

[diamond] ADDITIONAL PREMIUM TAX CHARGE. If we permit any additional premium payments, we will assess a charge of between 0.80% and 3.50%, depending on your state of residence, of each payment. We deduct this charge monthly over the 10 years following the premium payment. Any unpaid charge will be deducted from the policy value if you surrender the policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

[diamond] OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if person to be insured is 75 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person you insure must be less than 75 years old.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living at that time. You will have a limited ability to make additional premium payments.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

ADDITIONAL PREMIUM PAYMENTS
If the variable death benefit on the first day of any policy year is less than the highest variable death benefit reached during the previous policy year, we will allow you 60 days to make limited an additional premium payments. Your additional premium may not exceed either A or B:

A) The amount that would increase the variable death benefit enough to match the highest variable death benefit reached during the previous policy year. We reduce this amount by the result of any partial withdrawal you may have taken during the previous policy year.

B) The premium payment that would increase the variable death benefit as of the beginning of the policy year, to the current target face amount.

The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

o We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

o When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
The following rider may be available if approved in your state. We may make additional riders available in future.

[diamond] Minimum Face Amount Rider. This rider allows you to elect a minimum face amount which will be the minimum death benefit we will pay beginning in the second policy month. This rider may increase the amount Phoenix has at risk for the policy and thereby could result in a greater cost of insurance charge than would apply to a policy without the rider. The minimum face amount many not exceed the target face amount at issue.

          Electing this rider could have a negative effect on policy value and thereby increase the risk of policy lapse.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the variable death benefit by decreasing the policy value.

INCREASES OR DECREASES IN TARGET FACE AMOUNT
You may not increase or decrease the target face amount.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT
The death benefit is the policy's variable death benefit, or the minimum face amount, if the Minimum Face Amount Rider is in force.

The variable death benefit is equal to the policy's cash value on the previous monthly calculation day, multiplied by the applicable "death benefit adjustment rate" on the previous monthly calculation day.

DEATH BENEFIT ADJUSTMENT RATE
This rate assumes an interest rate ranging from 4% to 5% depending on the policy's initial premium and its target face amount. If the net investment rate of return (including the deduction of fees and charges) applied to the policy value exceeds the assumed interest rate, the variable death benefit will be greater than the target face amount. Conversely, if the net investment rate of return in less than the assumed rate, the variable death benefit will be less than the target face amount.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or
o   20 years; or
o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and the associated partial surrender fee from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the sum of the partial surrender amount and the partial surrender fee.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect a systematic transfer program to make automatic regular transfers of policy value. You may have only one program in effect at a time. You may call VULA (see page 1) to begin a new Program. These programs are subject to availability.

DOLLAR COST AVERAGING PROGRAM (SUBJECT TO AVAILABILITY): Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

 [diamond] $25 monthly                [diamond] $150 semiannually

 [diamond] $75 quarterly              [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months.

Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

ASSET REBALANCING PROGRAM (SUBJECT TO AVAILABILITY): Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

Asset Rebalancing does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

We make transfers under a Systematic Transfer Program based on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.

POLICY LOANS
During the first 3 policy years, you may generally borrow up to 75% of your policy cash value. Thereafter, you may generally borrow against 90% of your policy's cash value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
      Interest Charged            Interest Credited            Net Cost
--------------------------------------------------------------------------------
             8%                         7.25%                    0.75%
--------------------------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 7.25%. We transfer interest from the loaned portion of the Guaranteed

Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS
The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.

GENERAL
A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Other                         Other
                                                                       Operating    Total Annual     Operating       Total Annual
                                                   Investment  Rule    Expenses     Fund Expenses     Expenses       Fund Expenses
                                                   Management 12b-1      Before        Before          After            After
                     Series                           Fee      Fees  Reimbursement  Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                    0.75%     N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity (3, 7)                     0.85%     N/A        2.28%           3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index (2, 6)      0.45%     N/A        0.25%           0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value (3, 7)      0.85%     N/A        2.34%           3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)   0.75%     N/A        0.41%           1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth (3, 6)                0.63%     N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)        0.90%     N/A        1.23%           2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market (3, 6)                   0.40%     N/A        0.20%           0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 6)      0.50%     N/A        0.21%           0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity (3, 6)                 0.70%     N/A        0.30%           1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income (3, 6)                  0.80%     N/A        0.71%           1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core (1, 8)                   0.70%     N/A        0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 8)          0.90%     N/A        1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 8)     0.90%     N/A        1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 8)                 0.90%     N/A        1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 8)                  0.80%     N/A        0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 8)             0.75%     N/A        1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 8)            0.75%     N/A        0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 8)              0.85%     N/A        0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 6, 7)          0.75%     N/A        2.99%           3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust (3, 6, 7)                 0.75%     N/A        3.34%           4.09%          0.25%           1.00%
Phoenix-MFS Value (3, 6, 7)                           0.75%     N/A        1.85%           2.60%          0.25%           1.00%
Phoenix-Northern Dow 30 (3, 6)                        0.35%     N/A        0.77%           1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R) (3, 6)           0.35%     N/A        2.00%           2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income (3, 6)               0.70%     N/A        0.23%           0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation (3, 6)          0.58%     N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%     N/A        1.90%           2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 6)        1.05%     N/A        0.49%           1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value (3, 6)      1.05%     N/A        1.28%           2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth (4, 6)                  0.80%     N/A        0.30%           1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme (4, 6)                 0.75%     N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 8) 0.85%     N/A        0.70%           1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Other                           Other
                                                                         Operating     Total Annual      Operating     Total Annual
                                                   Investment  Rule      Expenses      Fund Expenses     Expenses     Fund Expenses
                                                   Management  12b-1      Before          Before           After           After
                     Series                           Fee     Fees(5)  Reimbursement   Reimbursement   Reimbursement   Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%           0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%           0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%            0.07%         0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%            0.14%         0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%            0.16%         0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%           0.10%          0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%           0.11%          0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%           0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%             0.19%        1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%             0.32%        1.82%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%             0.22%        1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%             0.20%        1.06%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%             0.05%        1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%            0.20%         0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%            0.10%         0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%            0.35%         1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%           0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%           0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%           0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%           0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
10  The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                           Domestic  Domestic  Domestic  Growth &          International   Money
                   Series                            Bond   Blend     Growth    Value     Income    Index     Growth       Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                 |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                            |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                               |X|
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                   |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                            |X|
Phoenix-Lazard International Equity Select                                                                    |X|
Phoenix-Lazard Small-Cap Value                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                                |X|
Phoenix-MFS Investors Growth Stock                                     |X|
Phoenix-MFS Investors Trust                                                                |X|
Phoenix-MFS Value                                                                |X|
Phoenix-Northern Dow 30                                                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                 |X|
Phoenix-Oakhurst Growth & Income                                                           |X|
Phoenix-Oakhurst Strategic Allocation                                                      |X|
Phoenix-Sanford Bernstein Global Value                                                                        |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                                        |X|
Phoenix-Seneca Mid-Cap Growth                                          |X|
Phoenix-Seneca Strategic Theme                                         |X|
Phoenix-State Street Research Small-Cap Growth                         |X|
AIM V.I. Capital Appreciation Fund                                     |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                              |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                            |X|
VIP Growth Opportunities Portfolio                                     |X|
VIP Growth Portfolio                                                   |X|
Mutual Shares Securities Fund                                                              |X|
Templeton Developing Markets Securities Fund                                                                  |X|
Templeton Foreign Securities Fund                                                                             |X|
Templeton Global Asset Allocation Fund                                                                        |X|
Templeton Growth Securities Fund                                                                              |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                |X|
Scudder VIT Equity 500 Index Fund                                                                    |X|
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                          |X|
Wanger International Small Cap                                                                                |X|
Wanger Twenty                                                          |X|
Wanger U.S. Smaller Companies                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.     Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                           |X|
Phoenix-Alliance/Bernstein Enhanced Index                            |X|
Phoenix-Alliance/Bernstein Growth + Value                            |X|
Phoenix-Duff & Phelps Real Estate Securities                                        |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                        |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                           |X|
Phoenix-Lazard Small-Cap Value                                       |X|
Phoenix-Lazard U.S. Multi-Cap                                        |X|
Phoenix-Lord Abbett Bond-Debenture                                   |X|
Phoenix-Lord Abbett Large-Cap Value                                  |X|
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
Phoenix-MFS Investors Growth Stock                                   |X|
Phoenix-MFS Investors Trust                                          |X|
Phoenix-MFS Value                                                    |X|
Phoenix-Northern Dow 30                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                               |X|
Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
Phoenix-Sanford Bernstein Small-Cap Value                            |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                       |X|
AIM V.I. Capital Appreciation Fund                                                                   |X|
AIM V.I. Premier Equity Fund                                                                         |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin      Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
              Series                            Management, Inc.      Company         Company       Advisors, LLC   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                      |X|
Federated High Income Bond Fund II                                    |X|
VIP Contrafund(R) Portfolio                                                            |X|
VIP Growth Opportunities Portfolio                                                     |X|
VIP Growth Portfolio                                                                   |X|
Mutual Shares Securities Fund                                                                           |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                  |X|
Scudder VIT Equity 500 Index Fund                      |X|
Technology Portfolio                                                                                                      |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton
                                                    Templeton Asset      Templeton Global      Investment           Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.        Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund            |X|
Templeton Foreign Securities Fund                                                                  |X|
Templeton Global Asset Allocation Fund                                                             |X|
Templeton Growth Securities Fund                                              |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                   |X|
Wanger International Small Cap                                                                                         |X|
Wanger Twenty                                                                                                          |X|
Wanger U.S. Smaller Companies                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Kayne
                                                                                                         Anderson
                                                  Aberdeen        AIM         Alliance      Janus        Rudnick
                                                   Fund         Capital       Capital      Capital      Investment      Lazard
                                                 Managers,    Management,   Management,   Management    Management,      Asset
                 Series                             Inc.         Inc.           L.P.         LLC           LLC         management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                               |X|
Phoenix-Kayne Small-Cap Quality Value                                                                      |X|
Phoenix-Lazard International Equity Select                                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                                                             |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                              |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Morgan
                                                                                     Stanley            Northern         Phoenix
                                                    Lord,              MFS          Investment           Trust          Investment
                                                 Abbett & Co.,     Investment       Management        Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.             Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital          Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
5000

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)



L0132PR (C) Phoenix Life Insurance Company [logo] Printed on recycled paper.    5-03

                           THE PHOENIX EDGE(R) - SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix life Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
 [diamond] Phoenix-Aberdeen International Series
 [diamond] Phoenix-AIM Mid-Cap Equity Series
 [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
 [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
 [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
 [diamond] Phoenix-Janus Flexible Income Series
 [diamond] Phoenix-Kayne Large-Cap Core Series
 [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
 [diamond] Phoenix-Lazard U.S. Multi-Cap Series
 [diamond] Phoenix-Lord Abbett Bond-Debenture Series
 [diamond] Phoenix-Lord Abbett Large-Cap Value Series
 [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
 [diamond] Phoenix-MFS Investors Growth Stock Series
 [diamond] Phoenix-MFS Investors Trust Series
 [diamond] Phoenix-MFS Value Series
 [diamond] Phoenix-Northern Dow 30 Series
 [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
 [diamond] Phoenix-Oakhurst Growth and Income Series
 [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
 [diamond] Phoenix-Seneca Strategic Theme Series
 [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
 [diamond] AIM V.I. Capital Appreciation Fund
 [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
 [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
 [diamond] Federated Fund for U.S. Government Securities II
 [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
 [diamond] VIP Contrafund(R) Portfolio
 [diamond] VIP Growth Opportunities Portfolio
 [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
 [diamond] Mutual Shares Securities Fund
 [diamond] Templeton Developing Markets Securities Fund
 [diamond] Templeton Foreign Securities Fund
 [diamond] Templeton Global Asset Allocation Fund
 [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
 [diamond] Scudder VIT EAFE(R) Equity Index Fund
 [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
 [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
 [diamond] Wanger Foreign Forty
 [diamond] Wanger International Small Cap
 [diamond] Wanger Twenty
 [diamond] Wanger U.S. Smaller Companies

--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                              PO Box 8027
                                                                              Boston, MA 02266-8027
                                                                  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                              800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance

Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
              Read and keep this prospectus for future reference.

                     TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------

RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating Expenses.     6
   Minimum and Maximum Fund Operating Expenses........     6
PHOENIX LIFE INSURANCE COMPANY .......................     7
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................     7
   Performance History ...............................     7
VOTING RIGHTS ........................................     7
   The Guaranteed Interest Account ...................     7
CHARGES AND DEDUCTIONS................................     8
   General ...........................................     8
   Periodic Charges ..................................     8
   Mortality and Expense Risk Charge .................     8
   Conditional Charges ...............................     9
   Surrender Charge...................................     9
   Transfer Charge ...................................     9
   Other Tax Charges .................................     9
THE POLICY ...........................................     9
   Contract Rights: Owner, Insured, Beneficiary ......     9
   Contract Limitations...............................    10
   Purchasing a Policy................................    10
GENERAL ..............................................    11
   Postponement of Payments ..........................    11
   Optional Insurance Benefits .......................    11
PAYMENT OF PROCEEDS ..................................    11
   Surrender and Death Benefit Proceeds ..............    11
   Death Benefit .....................................    11
   Payment Options ...................................    11
   Surrenders.........................................    12
   Transfer of Policy Value...........................    12
   Policy Loans.......................................    14
   Lapse..............................................    14
FEDERAL INCOME TAX CONSIDERATIONS ....................    14
   Modified Endowment Contracts ......................    14
FINANCIAL STATEMENTS..................................    15
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Annual Fund Expenses...............................   A-1
   Investment Type....................................   A-3
   Advisors...........................................   A-4
   Subadvisors........................................   A-5

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy has a minimum death benefit, equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people. The actual death benefit we pay will be either the policy face amount, or the minimum death benefit, whichever is greater.

The policy has the added benefits of a Guaranteed Death Benefit Rider, which protects the death benefit for the policy as long as no loans are outstanding.

The policy provides a Living Benefits Rider, which can provide payment of up to 75% of the policy value should the person insured become terminally ill. (Certain restrictions apply.)

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

Your policy allows for a free withdrawal once each year of at least 10% of the premium, or your penalty free earnings, if greater. Your penalty free earnings is the value of your policy that is in excess of the single premium. (note: we may reduce the single premium amount based on previous withdrawals in excess of the penalty free earnings)

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it; therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 9 policy years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, you will have limited ability to make additional premium payments beyond the initial payment.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals, loans, or if you pledge or assign the policy.

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------


                                                          TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charge                 Upon a Full Surrender or a              Policy Year              Surrender charge as a percentage
                                 Partial Surrender that                                              of the single premium paid
                                 exceeds the free             ---------------------------------- -----------------------------------
                                 withdrawal amount we allow                   1                                  9%
                                 each year.                   ---------------------------------- -----------------------------------
                                                                              2                                  8%
                                 Charge does not apply to a   ---------------------------------- -----------------------------------
                                 policy lapse                                3                                  7%
                                                              ---------------------------------- -----------------------------------
                                                                              4                                  6%
                                                              ---------------------------------- -----------------------------------
                                                                              5                                  5%
                                                              ---------------------------------- -----------------------------------
                                                                              6                                  4%
                                                              ---------------------------------- -----------------------------------
                                                                              7                                  3%
                                                              ---------------------------------- -----------------------------------
                                                                              8                                  2%
                                                              ---------------------------------- -----------------------------------
                                                                              9                                  1%
                                                              ---------------------------------- -----------------------------------
                                                                         10 or more                              0%
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
Transfer Charge                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Other Tax Charges                When we become liable        We do not charge for taxes at this time; however, we reserve the
                                 for taxes                    right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charged       Upon Loan                    The rates in effect before the insured person reaches age 65
                                                              ----------------------- ---------------------- -----------------------
                                                                   Policy Year             Most States        New Jersey and Texas
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-10                    4%                      5%
                                                              ----------------------- ---------------------- -----------------------
                                                                      11-15                    3%                      4%
                                                              ----------------------- ---------------------- -----------------------
                                                                   16 and after                2%                      3%
------------------------------------------------------------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                      PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
   Minimum and Maximum                                        We charge from 0.70% of policy value each month for nonsmokers to
   Charges                                                    0.95% of policy value each month for smokers
-------------------------------- ---------------------------- ----------------------------------------------------------------------
   Example for a 45 year old                                  We would charge 0.70% of policy value each month
   male nonsmoker
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
   Premium Tax Charge            On policy date and monthly              Policy Year                  Premium Tax Charge as a
                                 on policy processing day                                        percentage of average policy value
                                 during the first 10 policy   ---------------------------------- -----------------------------------
                                 years                                      1-10                               0.40%
                                                              ---------------------------------- -----------------------------------
                                                                        11 and after                           0.00%
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
   Mortality and Expense Risk    Daily                                   Policy Year              Annualized rate as a percentage
   Charge(2)                                                                                           of average net assets
                                                              ---------------------------------- -----------------------------------
                                                                            1-10                               0.80%
                                                              ---------------------------------- -----------------------------------
                                                                        11 and after                           0.50%
------------------------------------------------------------------------------------------------------------------------------------
                                                   OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   We do not charge for this    This rider is automatically attached to all policies. We describe
                                 rider.                       this rider later under "Additional Rider Benefits"
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not assess this charge against assets held in the loaned portion of the Guaranteed Interest Account.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                      Minimum            Maximum

Total Annual Fund Operating Expenses(1)                0.31%      -       4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses in Appendix A.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:      25% of the total value
[diamond] Second Year:     33% of remaining value
[diamond] Third Year:      50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES
[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          ------------------------- ----------------------------------------
                                       MORTALITY & EXPENSE RISK CHARGES
                                        AS AN ANNUALIZED PERCENTAGE OF
                POLICY YEAR                AVERAGE DAILY ASSETS
          ------------------------- ----------------------------------------
                    1-10                           0.80%
          ------------------------- ----------------------------------------
                11 and after                       0.50%
          ------------------------- ----------------------------------------

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher beginning in the second policy year than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.
          ------------------ -------------------- ----------------------
                                                    RATE WE CREDIT THE
                                                    LOANED PORTION OF
                                LOAN INTEREST        THE GUARANTEED
            POLICY YEARS:       RATE CHARGED        INTEREST ACCOUNT
          ------------------ -------------------- ----------------------
                  1                  6%                    6%
          ------------------ -------------------- ----------------------
                 2+                  8%                    6%
          ------------------ -------------------- ----------------------

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond] PREMIUM TAX CHARGE. We deduct this charge to compensate Phoenix for federal deferred acquisition cost ("DAC" tax) we incur under Internal Revenue Code Section 848. We incur this cost up front, but deduct the charge over the first 10 policy years at an annual rate of 0.40% of policy value. The charge is deducted from your policy value once per month during the first 10 policy years.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) - SPVL policy has two riders available at no additional charge: These options are available only if approved in your state.

          o Living Benefits Rider. In the event the person insured by the policy becomes terminally ill, you may exercise the Living Benefits Options in order to receive up to 75% of the policy's death benefit, up to a maximum of $250,000. The minimum face amount after exercise of this option must be $10,000.

          o Guaranteed Death Benefit Rider. This rider protects the value of the death benefit even if the policy value should fall to zero. It is in effect as long as there are no outstanding policy loans, and the person insured by the policy is below the age of 100.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. If you fully surrender your policy during the first
          9 policy years, a surrender charge of up to 9% of the single premium you paid will be deducted from your surrendered amount.

          We will also deduct the surrender charge from your policy value if you make a partial surrender in excess of your free allowable amount. The free allowable amount is the greater of your penalty free earnings (see below) and 10% of the single premium (which may have been reduced from the amount you paid by previous partial surrenders).

          The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium.

          If your withdrawal exceeds your penalty free earnings, we will reduce the amount of your single premium accordingly. Withdrawals in excess of your free allowable amount, including surrender charges on those withdrawals, will also reduce the amount of your single premium.

          We will automatically calculate the free allowable amount when you request a full or partial surrender.

          The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. The maximum surrender charges are illustrated in the following table.

          ----------------------------------------------------------------------
                                    SURRENDER CHARGE TABLE
          ----------------------------------------------------------------------

                 POLICY        SURRENDER CHARGE AS A PERCENTAGE OF
                 YEARS               THE SINGLE PREMIUM PAID
                   1                           9%
                   2                           8%
                   3                           7%
                   4                           6%
                   5                           5%
                   6                           4%
                   7                           3%
                   8                           2%
                   9                           1%
              10 and after                     0%

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts; however, we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

[diamond] OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy.

We will not issue a policy if person to be insured is 75 or older We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person to be insured must be at least 35 years old, but no older than 85.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living when at that time.. You will have a limited ability to make additional premium payments. Any additional premium payments that we permit must be $100 or more. The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus
2)  any monthly deductions,
    partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

o We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

o When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Guaranteed Death Benefit. This rider is automatically attached to all policies. It prevents the policy from lapse should the cash surrender value fall to zero. The monthly deduction is waived to the extent it cannot be paid from the policy's cash surrender value.

          This rider will not be in effect if you have an outstanding loan balance on the policy. The rider expires on the policy anniversary nearest the insured person's 100th birthday.

[diamond] Living Benefits. Under certain conditions, in the event that the person insured is diagnosed with a terminal illness, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the death benefit if it causes a decrease in the premium amount, and a corresponding decrease in the policy's face amount, which is based on the premium amount. We decrease the premium amount if a partial surrender exceeds the policy's penalty free earning during any policy year. (Penalty free earnings equal the policy value minus the single premium). A decrease in the death benefit could have tax consequences. See "Federal Income Tax Information."

INCREASES OR DECREASES IN FACE AMOUNT
Not allowed


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT
The death benefit is the policy's face amount, which is determined by the amount of the single premium, or the minimum death benefit, if greater. We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in death occurs.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or
o   20 years; or
o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

Once each policy year, you may withdraw an amount equal to the greater of either your penalty free earnings on the policy and 10% of the single premium (free allowable amount) without the imposition of a surrender charge.

The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium. We will reduce the single premium amount by any portion of a withdrawal that exceeds the policy's penalty free earnings. Reducing the single premium also reduces the policy's face amount and corresponding death benefit.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and any o associated surrender charge from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the partial surrender amount paid plus the surrender charge, if assessed.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect a systematic transfer program to make automatic regular transfers of policy value. You may have only one program in effect at a time. You may call VULA (see page 1) to begin a new Program. These programs are subject to availability.

DOLLAR COST AVERAGING PROGRAM
Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these $150 transfers monthly, semiannually quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually

[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months.

Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

ASSET REBALANCING PROGRAM
Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

Asset Rebalancing does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

We make transfers under a Systematic Transfer Program based on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.

POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
                               INTEREST
                               CHARGED          INTEREST CREDITED      NET
--------------------------------------------------------------------------------
policy year 1                    6%                    6%               0%
policy years 2+                  8%                    6%               2%
--------------------------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 6%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you withdraw earnings from the policy, take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse. We guarantee the death benefit only if there are no outstanding loans.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS
The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.

GENERAL
A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Other                         Other
                                                                       Operating    Total Annual     Operating       Total Annual
                                                   Investment  Rule    Expenses     Fund Expenses     Expenses       Fund Expenses
                                                   Management 12b-1      Before        Before          After            After
                     Series                           Fee      Fees  Reimbursement  Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                    0.75%     N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity (3, 7)                     0.85%     N/A        2.28%           3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index (2, 6)      0.45%     N/A        0.25%           0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value (3, 7)      0.85%     N/A        2.34%           3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)   0.75%     N/A        0.41%           1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth (3, 6)                0.63%     N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)        0.90%     N/A        1.23%           2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market (3, 6)                   0.40%     N/A        0.20%           0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 6)      0.50%     N/A        0.21%           0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity (3, 6)                 0.70%     N/A        0.30%           1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income (3, 6)                  0.80%     N/A        0.71%           1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core (1, 8)                   0.70%     N/A        0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 8)          0.90%     N/A        1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 8)     0.90%     N/A        1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 8)                 0.90%     N/A        1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 8)                  0.80%     N/A        0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 8)             0.75%     N/A        1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 8)            0.75%     N/A        0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 8)              0.85%     N/A        0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 6, 7)          0.75%     N/A        2.99%           3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust (3, 6, 7)                 0.75%     N/A        3.34%           4.09%          0.25%           1.00%
Phoenix-MFS Value (3, 6, 7)                           0.75%     N/A        1.85%           2.60%          0.25%           1.00%
Phoenix-Northern Dow 30 (3, 6)                        0.35%     N/A        0.77%           1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R) (3, 6)           0.35%     N/A        2.00%           2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income (3, 6)               0.70%     N/A        0.23%           0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation (3, 6)          0.58%     N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%     N/A        1.90%           2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 6)        1.05%     N/A        0.49%           1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value (3, 6)      1.05%     N/A        1.28%           2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth (4, 6)                  0.80%     N/A        0.30%           1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme (4, 6)                 0.75%     N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 8) 0.85%     N/A        0.70%           1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Other                           Other
                                                                        Operating     Total Annual      Operating     Total Annual
                                                   Investment  Rule     Expenses      Fund Expenses      Expenses     Fund Expenses
                                                   Management  12b-1     Before          Before           After           After
                     Series                           Fee     Fees(5)  Reimbursement   Reimbursement   Reimbursement   Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%     N/A         0.24%           0.85%           0.24%            0.85%
AIM V.I. Premier Equity Fund                         0.60%     N/A         0.25%           0.85%           0.25%            0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%     N/A         0.07%           0.92%           0.07%            0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%     N/A         0.14%           0.74%           0.14%            0.74%
Federated High Income Bond Fund II                   0.60%     N/A         0.16%           0.76%           0.16%            0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%    0.10%        0.10%           0.78%           0.10%            0.78%
VIP Growth Opportunities Portfolio (6)               0.58%    0.10%        0.11%           0.79%           0.11%            0.79%
VIP Growth Portfolio (6)                             0.58%    0.10%        0.10%           0.78%           0.10%            0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%    0.25%        0.19%           1.04%           0.19%            1.04%
Templeton Developing Markets Securities Fund         1.25%    0.25%        0.32%           1.82%           0.32%            1.82%
Templeton Foreign Securities Fund (8)                0.69%    0.25%        0.22%           1.16%           0.22%            1.15%
Templeton Global Asset Allocation Fund               0.61%    0.25%        0.20%           1.06%           0.20%            1.06%
Templeton Growth Securities Fund (10)                0.80%    0.25%        0.05%           1.10%           0.05%            1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%     N/A         0.36%           0.81%           0.20%            0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%     N/A         0.11%           0.31%           0.10%            0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%     N/A         0.51%           1.31%           0.35%            1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%     N/A         0.45%           1.45%           0.45%            1.45%
Wanger International Small Cap (3)                   1.20%     N/A         0.23%           1.43%           0.23%            1.43%
Wanger Twenty (1)                                    0.95%     N/A         0.38%           1.33%           0.38%            1.33%
Wanger U.S. Smaller Companies (4)                    0.95%     N/A         0.04%           0.99%           0.04%            0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                           Domestic  Domestic  Domestic  Growth &          International   Money
                   Series                            Bond   Blend     Growth    Value     Income    Index     Growth       Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                 |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                            |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                               |X|
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                   |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                            |X|
Phoenix-Lazard International Equity Select                                                                    |X|
Phoenix-Lazard Small-Cap Value                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                                |X|
Phoenix-MFS Investors Growth Stock                                     |X|
Phoenix-MFS Investors Trust                                                                |X|
Phoenix-MFS Value                                                                |X|
Phoenix-Northern Dow 30                                                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                 |X|
Phoenix-Oakhurst Growth & Income                                                           |X|
Phoenix-Oakhurst Strategic Allocation                                                      |X|
Phoenix-Sanford Bernstein Global Value                                                                        |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                                        |X|
Phoenix-Seneca Mid-Cap Growth                                          |X|
Phoenix-Seneca Strategic Theme                                         |X|
Phoenix-State Street Research Small-Cap Growth                         |X|
AIM V.I. Capital Appreciation Fund                                     |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                              |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                            |X|
VIP Growth Opportunities Portfolio                                     |X|
VIP Growth Portfolio                                                   |X|
Mutual Shares Securities Fund                                                              |X|
Templeton Developing Markets Securities Fund                                                                  |X|
Templeton Foreign Securities Fund                                                                             |X|
Templeton Global Asset Allocation Fund                                                                        |X|
Templeton Growth Securities Fund                                                                              |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                |X|
Scudder VIT Equity 500 Index Fund                                                                    |X|
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                          |X|
Wanger International Small Cap                                                                                |X|
Wanger Twenty                                                          |X|
Wanger U.S. Smaller Companies                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

ADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.     Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                           |X|
Phoenix-Alliance/Bernstein Enhanced Index                            |X|
Phoenix-Alliance/Bernstein Growth + Value                            |X|
Phoenix-Duff & Phelps Real Estate Securities                                        |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                        |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                           |X|
Phoenix-Lazard Small-Cap Value                                       |X|
Phoenix-Lazard U.S. Multi-Cap                                        |X|
Phoenix-Lord Abbett Bond-Debenture                                   |X|
Phoenix-Lord Abbett Large-Cap Value                                  |X|
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
Phoenix-MFS Investors Growth Stock                                   |X|
Phoenix-MFS Investors Trust                                          |X|
Phoenix-MFS Value                                                    |X|
Phoenix-Northern Dow 30                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                               |X|
Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
Phoenix-Sanford Bernstein Small-Cap Value                            |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                       |X|
AIM V.I. Capital Appreciation Fund                                                                   |X|
AIM V.I. Premier Equity Fund                                                                         |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin      Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
              Series                            Management, Inc.      Company         Company       Advisors, LLC   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                      |X|
Federated High Income Bond Fund II                                    |X|
VIP Contrafund(R) Portfolio                                                            |X|
VIP Growth Opportunities Portfolio                                                     |X|
VIP Growth Portfolio                                                                   |X|
Mutual Shares Securities Fund                                                                           |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                  |X|
Scudder VIT Equity 500 Index Fund                      |X|
Technology Portfolio                                                                                                      |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton
                                                    Templeton Asset      Templeton Global      Investment           Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.        Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund            |X|
Templeton Foreign Securities Fund                                                                  |X|
Templeton Global Asset Allocation Fund                                                             |X|
Templeton Growth Securities Fund                                              |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                   |X|
Wanger International Small Cap                                                                                         |X|
Wanger Twenty                                                                                                          |X|
Wanger U.S. Smaller Companies                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Kayne
                                                                                                         Anderson
                                                  Aberdeen        AIM         Alliance      Janus        Rudnick
                                                   Fund         Capital       Capital      Capital      Investment      Lazard
                                                 Managers,    Management,   Management,   Management    Management,      Asset
                 Series                             Inc.         Inc.           L.P.         LLC           LLC         management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                               |X|
Phoenix-Kayne Small-Cap Quality Value                                                                      |X|
Phoenix-Lazard International Equity Select                                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                                                             |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                              |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Morgan
                                                                                     Stanley           Northern          Phoenix
                                                    Lord,              MFS          Investment          Trust           Investment
                                                 Abbett & Co.,     Investment       Management        Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.             Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital          Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) - SPVL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
V610

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)



L0209PR (C) Phoenix Life Insurance Company [logo]Printed on recycled paper. 5-03

                                     PART B

================================================================================
                 THE PHOENIX EDGE(R)/THE PHOENIX EDGE(R) - SPVL
================================================================================

          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                  ------------

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life Insurance Company...........................................     2

The Account..............................................................     2

The Policy...............................................................     3

Underwriter..............................................................     3

Performance History......................................................     3

Additional Information about Charges.....................................     6

Federal Income Tax Considerations........................................     7

Voting Rights............................................................    10

Safekeeping of the Account's Assets......................................    10

Sales of Policies........................................................    10

State Regulation.........................................................    10

Reports..................................................................    11

Experts .................................................................    11

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                          PO Box 8027
                                                                                     Boston, Massachusetts 02266-8027

                                                      [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                     Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined as described below.

DETERMINATION OF UNIT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR
The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the subaccount for such valuation period is computed, (b) the result from (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the result from (b) is divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:................................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:............................................$1.000203
Calculation:
   Ending account value............................................... $1.000203
   Less beginning account value........................................$1.000000
   Net change in account value.........................................$0.000203
Base period return:
   (adjusted change/beginning account value)...........................$0.000203
Current annual yield = return x (365/7) =..................................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.......................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


---------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

SERIES                                            INCEPTION DATE    1 YEAR     5 YEARS    10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/90       -16.04%     -3.30%      4.96%          3.29%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01      -12.16%                               -5.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      -24.83%     -2.68%                    -1.54%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01      -26.20%                              -18.39%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95        10.58%      3.72%                    11.18%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/82      -25.95%     -8.63%      2.76%         10.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      -29.94%                              -30.35%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82        0.01%      2.83%      3.01%          4.80%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82        8.49%      3.22%      6.50%          8.31%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  3/2/98       -23.08%                                1.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  12/15/99        9.10%                                6.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    8/12/02                                            -4.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02                                             0.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02                                            -4.77%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02                                            -2.67%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02                                            -0.06%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02                                             5.78%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02                                            -1.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02                                            -0.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/15/99      -29.94%                              -21.10%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01      -21.97%                              -16.33%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01      -15.08%                               -8.98%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/15/99      -16.72%                               -9.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      -38.61%                              -44.23%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                3/2/98       -23.67%                               -2.64%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      -12.86%      2.68%      6.28%          9.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00      -15.71%                               -9.70%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/98        -9.83%                               -0.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00       -9.82%                                4.42%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/98       -33.53%                               -0.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02                                             0.29%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/93       -25.49%     -3.53%                     6.08%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           5/5/93       -31.34%     -3.44%                     6.59%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              1/25/95      -34.94%      2.04%                     12.29%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3/28/94        7.56%      5.33%                     5.22%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/94        -0.03%     -1.76%                     3.24%
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            11/3/97      -10.71%      2.31%                     2.13%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     11/3/97      -23.08%     -7.73%                    -6.78%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   11/3/97      -31.27%     -1.69%                    -1.60%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/96      -13.07%      2.54%                     5.16%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           9/27/96       -1.52%     -6.91%                   -10.97%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      5/11/92      -19.75%     -3.45%      6.42%          5.28%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                11/28/88       -5.73%      0.94%      7.33%          7.56%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/94      -19.67%      0.08%                     4.93%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  8/22/97      -22.75%     -6.52%                    -7.42%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/1/97      -23.48%     -2.11%                    -1.71%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/99      -49.88%                              -37.71%
----------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   2/1/99       -16.53%                                1.79%
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/95       -15.07%      3.95%                     9.95%
----------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          2/1/99        -8.94%                                9.20%
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/95       -18.03%      1.61%                    11.75%
----------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

        The Dow Jones Industrial Average(SM)
        First Boston High Yield Index
        Salomon Brothers Corporate Index
        Salomon Brothers Government Bond Index
        The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

        Lipper Analytical Services
        Morningstar, Inc.
        Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

        Barron's
        Business Week
        Changing Times
        Forbes
        Fortune
        Consumer Reports
        Investor's Business Daily
        Financial Planning
        Financial Services Weekly
        Money
        The New York Times
        Personal Investor
        Registered Representative
        U.S. News and World Report
        The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------
COST OF INSURANCE CHARGE
We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on the age, gender and risk classification of the person insured under the policy and the policy year in which the charge is deducted.

To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same age, gender and risk class whose policies have been in force for the same length of time.

MORTALITY AND EXPENSE RISK CHARGE
We make a daily charge for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

We do not assess this charge against assets held in the Loan Account for The Phoenix Edge(R) - SPVL policies and we do not assess it against any of the policy value allocated to the Guaranteed Interest Account for The Phoenix Edge(R) policies.

PREMIUM TAX CHARGES
States assess premium taxes at various rates, ranging from 0% to 3.5%. The deferred acquisition cost ("DAC" tax) is associated with our federal tax liability under Internal Revenue Code Section 848. We pay the cost up front and recoup the cost over the first 10 policy years. We include this charge as part of the Acquisition Expense for The Phoenix Edge(R) policies. For The Phoenix Edge(R) - SPVL we deduct this monthly as the monthly "Premium Tax Charge."

ADMINISTRATIVE CHARGES
These charges help us with the expenses we incur in administering the policy. This includes the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

For The Phoenix Edge(R) policies these charges are included as part of the "Administration Charge" which, in turn, is incorporated into the "Acquisition Expense."

For The Phoenix Edge(R) - SPVL policies, this charge is called the "Administrative Charge."

SALES CHARGES (THE PHOENIX EDGE(R) POLICIES ONLY)
This charge is assessed on the initial premium in order to compensate the Company for expenses associated with selling and advertising the policy. This charge is included as part of your policies "Acquisition Expense."

SURRENDER CHARGES (THE PHOENIX EDGE - SPVL ONLY)
A deduction for surrender charges for this policy may be taken from proceeds of partial withdrawals from, or complete surrender of the policy. The amount of a surrender charge (if any) depends on whether your payment was held under the policy for a certain period of time. The surrender charge schedule is shown in the chart below.

Once each policy year, you may withdraw an amount equal to the greater of your penalty free earnings on the policy and 10% of the single premium without the imposition of a surrender charge. The deduction for surrender charges is expressed as a percentage of the single premium in excess of the free allowable amount, is as follows:

--------------------------------------------------------------
Percentage    9%   8%   7%   6%  5%   4%   3%   2%   1%   0%
--------------------------------------------------------------
Policy Year   1    2    3    4    5   6    7    8    9   10+
--------------------------------------------------------------

If the surrender charges we receive do not fully compensate us for distribution expenses, we may use profit from other sources, including the mortality and expense risk charge, to cover the shortfall.

PARTIAL SURRENDER FEE (THE PHOENIX EDGE(R) ONLY)
Phoenix deducts a charge in addition to the partial surrender amount equal to 2% of the amount withdrawn up to a maximum of $25 for each partial surrender.

OTHER CHARGES
LOAN INTEREST RATE CHARGED
This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year and may also vary depending on your state of residence.

CHARGES FOR FEDERAL INCOME TAXES
We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES
As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund series. The fund prospectuses contain detailed information about fund charges, and may be obtained without charge by contacting VULA at the telephone number given on page 1.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;
o A changes occur that affect the income tax treatment of our variable life insurance contracts; or

o    A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. Please see the discussion on modified endowment contracts and note that it is more likely than not that these policies will become modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the

7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES
If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any Additional Rider Benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences..

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix Life insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
FINANCIAL STATEMENTS
DECEMBER 31, 2002


                           [TO BE FILED BY AMENDMENT]

PHOENIX LIFE INSURANCE COMPANY
FINANCIAL STATEMENTS
DECEMBER 31, 2002


                           [TO BE FILED BY AMENDMENT]

                                     PART C
                                OTHER INFORMATION


ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

      Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(d)   CONTRACTS

      Version A:
      (1) Single Premium Variable Universal Life Insurance Policy, The Phoenix Edge(R), Form Number 5000 of Depositor) with optional rider (VR101), is incorporated by reference to Registrant's April 30, 1999 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-99-000110]

      Version B:
      (1) Single Premium Variable Life Insurance Policy, The Phoenix Edge(R) - SPVL Form Number V610 of Depositor, is incorporated by reference to Registrant's May 1, 2000 EDGAR filing on Form S-6 (File No. 033-06793) on May 1, 2000. [Accession Number 0000949377-00-000260]
      (2) Form of Guaranteed Death Benefit Rider, Form Number ____ of Depositor (to be filed by amendment).
      (3) Form of Living Benefits Rider, Form Number ____ of Depositor (to be filed by amendment).

 (e)  APPLICATIONS

      Version A:
      The Phoenix Edge Form of Application for a Variable Life Insurance Policy is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed via Edgar on April 29, 1998. [Accession Number
      0000949377-98-000063]

      Version B:
      The Phoenix Edge - SPVL Form of Application for a Variable Life Insurance Policy is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed via Edgar on April 29, 1998. [Accession Number 0000949377-00-000260]

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life Mutual Insurance Company is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life Mutual Insurance Company is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (2) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (3) Participation agreement between Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (4) Participation agreement between Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (5) Participation agreement between Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

      (8) Participation agreement between Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

(i)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002.

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel (to be filed by amendment).

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants (to be filed by amendment)
      (2) Opinion and Consent of Brian A. Giantonio, Esq. CPA. (to be filed by amendment)

(o)   OMITTED FINANCIAL STATEMENTS.

      Financial Statements for the period ended December 31, 2002 for the Phoenix Life Variable Universal Life Account and Financial Statements for the period ended December 31, 2002 for Phoenix Life Insurance Company to be filed by amendment.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


Name                          Principal Occupation
----                          --------------------
Directors

Sal H. Alfiero                Chairman and Chief
                              Executive Officer
                              Protective Industries LLC
                              Buffalo, NY
                              Various positions with
                              Mark IV Industries

J. Carter Bacot               Director (retired Chairman and Chief
                              Executive Officer)
                              The Bank of New York
                              New York, NY

Peter C. Browning             Dean
                              McColl School of Business
                              Charlotte, NC
                              Chairman of the Board
                              Nucor Corporation
                              Charlotte, NC
                              Various positions with
                              Sonoco Products Company

Arthur P. Byrne               Operating Partner
                              J.W. Childs Associates, L.P.
                              Boston, MA
                              Retired President, Chief Executive Officer and Chairman
                              The Wiremold Company
                              West Hartford, CT
                              Various positions with
                              The Wiremold Company

Sanford Cloud, Jr.            President and Chief Executive Officer, The National Conference for Community
                              and Justice
                              New York, NY

Richard N. Cooper             Mauritus C. Boas Professor
                              Center for International Affairs
                              Harvard University
                              Cambridge, MA
                              Formerly Chairman of Central Intelligence Agency; Professor, Harvard University

Name                          Principal Occupation
----                          --------------------
Directors

Gordon J. Davis, Esq.         Partner
                              LeBoeuf, Lamb, Greene, MacRae
                              New York, NY
                              Formerly President
                              Lincoln Center for
                              Performing Arts
                              New York, NY
                              Formerly Partner of LeBoeuf, Lamb, Greene & MacRae

Robert W. Fiondella           Chairman of the Board
                              The Phoenix Companies, Inc.
                              Hartford, CT
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

Ann Maynard Gray              Director of The Phoenix Companies, Inc.
                              Director of Duke Energy Corporation and Elan Corporation PLC and a trustee for J.P.
                              Morgan Funds.
                              Formerly President of the Diversified Publishing Group of Capital Cities/ABC, Inc. from
                              1991 to 1999.

John E. Haire                 Executive Vice President
                              Time, Inc.
                              New York, NY
                              Formerly Publisher,
                              Time Magazine

Jerry J. Jasinowski           President
                              National Association of Manufacturers
                              Washington, D.C.
                              Various positions with National Association of Manufacturers

Thomas S. Johnson             Chairman and Chief Executive Officer
                              Greenpoint Financial Corporation
                              New York, NY

John W. Johnstone             Retired.
                              Formerly Chairman and
                              Chief Executive Officer,
                              Olin Corporation

Marilyn E. LaMarche           Limited Managing Director
                              Lazard Freres & Co. LLC
                              New York, NY
                              Various positions with
                              Lazard Freres & Co. LLC

Robert F. Vizza               President
                              Dolan Foundations
                              Bethpage, NY
                              President, Lustgarten
                              Foundation for Pancreatic Cancer Research
                              President and CEO,
                              St. Francis Hospital

Robert G. Wilson              Retired. Consultant for thePit.com; Consultant for Logistics.com and LendingTree.com

Name                          Principal Occupation
----                          --------------------
Directors

Dona D. Young                 President, Chief Executive Officer and Chairman-Elect
                              The Phoenix Companies, Inc.
                              Hartford, CT
                              Various positions with
                              Phoenix Life Insurance Company
                              and its various subsidiaries


Name                          Principal Occupation
----                          --------------------
Executive Officers

Robert W. Fiondella           Chairman of the Board
                              Chairman of the Board,
                              The Phoenix Companies, Inc.
                              Various positions with Phoenix Life Insurance Company and its various subsidiaries

Michael E. Haylon             Executive Vice President
                              and Chief Investment Officer,
                              Executive Vice President,
                              Phoenix Investment Partners, Ltd., an affiliate of Phoenix Life Insurance Company

Coleman D. Ross               Executive Vice President and Chief Financial Officer,
                              The Phoenix Companies, Inc.
                              Formerly Executive Vice
                              President and Chief Financial Officer of Trenwick Group Ltd.; Formerly a partner with
                              PricewaterhouseCoopers.

Simon Y. Tan                  Executive Vice President
                              Executive Vice President,
                              The Phoenix Companies, Inc.
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

Dona D. Young                 President, Chief Executive Officer and Chairman-Elect
                              President, Chief Executive Officer and Chairman-Elect,
                              The Phoenix Companies, Inc.
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT





                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |
                                                                                    |
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.  PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

          NAME AND PRINCIPAL                     POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH UNDERWRITER
          ----------------                       ----------------
          Michael E. Haylon*                     Director
          Philip R. McLoughlin*                  Director & Chairman
          William R. Moyer**                     Director, Executive Vice President, Chief Financial Officer & Treasurer
          Stephen D. Gresham*                    Executive Vice President, Chief Sales and Marketing Officer
          John F. Sharry**                       President, Retail Distribution
          Nancy J. Engberg*                      Secretary


      * The principal business address of this individual is 56 Prospect Street, Hartford, CT
      ** The principal business address of this individual is 100 Bright Meadow
         Blvd., Enfield, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 27th day of February, 2002.



                                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           -----------------------------------------------------
                                                 (Registrant)

                      By:               PHOENIX LIFE INSURANCE COMPANY
                           -----------------------------------------------------
                                                  (Depositor)

                      By:                /s/ Dona D. Young
                           -----------------------------------------------------
                                     Dona D. Young, President and
                                        Chief Executive Officer

        ATTEST:               /s/John H. Beers
                 -------------------------------------------
                     John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of February, 2003.

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
             *Sal H. Alfiero

                                              Director
 ---------------------------------------
             *J. Carter Bacot

                                              Director
 ---------------------------------------
            *Peter C. Browning

                                              Director
 ---------------------------------------
             *Arthur P. Byrne

                                              Director
 ---------------------------------------
           *Sanford Cloud, Jr.

                                              Director
 ---------------------------------------
            *Richard N. Cooper

                                              Director
 ---------------------------------------
             *Gordon J. Davis

                SIGNATURE                     TITLE
                ---------                     -----


                                              Chairman of the Board
 ---------------------------------------
           *Robert W. Fiondella

                                              Director
 ---------------------------------------
            *Ann Maynard Gray

                                              Director
 ---------------------------------------
              *John E. Haire

                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
            *John W. Johnstone

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
            *Robert F. Vizza

                                              Director
 ---------------------------------------
           *Robert G. Wilson

                                              Director, President and Chief
                                              Operating Officer
 ---------------------------------------
             *Dona D. Young


By: /s/ Richard J. Wirth
----------------------------------------
*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney is incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-02-000481]


                                       S-2